Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Prospectus Date	rr_ProspectusDate	Jun. 15, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2014